Subsidiaries - Additional Information (Details) - Subsidiaries - Assets or Revenues	12 Months Ended
Dec. 31, 2023
Disclosure of subsidiaries [line items]
Concentration risk percentage	0.10
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Disclosure of subsidiaries [line items]
Concentration risk percentage	0.10